UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC

(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Address of principal executive offices) (Zip code)

DAVID B. PERKINS

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: AUGUST 31

Date of reporting period: AUGUST 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

For the year ended August 31, 2012

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-6
Statement of Assets, Liabilities and Members’ Capital	7
Statement of Operations	8
Statements of Changes in Members’ Capital	9
Statement of Cash Flows	10
Notes to Financial Statements	11-21
Board of Managers (unaudited)	22-23
Fund Management (unaudited)	24
Other Information (unaudited)	25-26
Privacy Policy (unaudited)	27-29

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members

Hatteras VC Co-Investment Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (the “Fund”), including the schedule of investments, as of August 31, 2012, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members’ capital for the years ended August 31, 2011 and August 31, 2012. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of August 31, 2012, by correspondence with the custodian and private fund advisers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of August 31, 2012 and the results of its operations and its cash flows for the year then ended and the changes in members’ capital for the years ended August 31, 2011 and August 31, 2012, in conformity with U.S. generally accepted accounting principles.

/s/ McGladrey LLP

New York, New York

October 30, 2012

ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2012

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital
Private Company:

Alternative Energy:

Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Common Stock	May 2010	$150,000	$-	0.00%

Tioga Energy, Inc. [b]
San Mateo, California
Junior Bridge Financing Note
Principal of $56,457,
8.00%, 6/29/2013	Jul. 2011	56,457	57,733	0.58%

Tioga Energy, Inc. [b]
San Mateo, California
Junior Bridge Financing Note
Principal of $150,000,
8.00%, 6/29/2013	Nov. 2011	150,000	153,390	1.54%

Tioga Energy, Inc. [b]
San Mateo, California
Senior Bridge Financing Note
Principal of $261,378,
8.00%, 6/29/2013	May 2012	261,378	790,043	7.96%

Total Alternative Energy		617,835	1,001,166	10.08%

Consumer:

Ooma, Inc. [a,b]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	371,317	451,891	4.55%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	-	0.00%

(continued)

See notes to financial statements.

TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2012

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Consumer:

Sonim Technologies, Inc. [a,b]
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	$97,907	$-	0.00%

Total Consumer		594,224	451,891	4.55%

Healthcare:

Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	594,600	5.99%

Information Technology:

Stoke, Inc. [a,b]
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	192,645	1.94%

Medical Technology:

Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	92,694	0.93%

Lineagen, Inc. [b]
Salt Lake City, Utah
Convertible Promissory Note
Principal of $300,000,
5.25%, 12/31/2012	Jul. 2011	300,000	317,748	3.20%

Total Medical Technology		450,000	410,442	4.13%

Semiconductor:

GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	281,250	2.83%

(continued)

See notes to financial statements.

THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2012

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Semiconductor:

GainSpan Corporation [a,b]
San Jose, California
39,625 shares of
Series D Preferred Stock	Jun. 2012	$35,662	$35,662	0.36%

Luxtera, Inc. [a,b]
Carlsbad, California
2,203,310 shares of
Series C Preferred Stock	Apr. 2012	301,413	301,413	3.04%

Magnum Semiconductor, Inc. [a,b]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	201,329	2.03%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	293,156	2.95%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	104,324	1.05%

Quantenna Communications, Inc. [a,b]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	39,665	0.40%

Total Semiconductor		1,012,222	1,256,799	12.66%

Software:

Clustrix, Inc. [a,b]
San Francisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	137,733	1.39%

(continued)

See notes to financial statements.

FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2012

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software:

KnowledgeTree, Inc. [a,b]
Raleigh, North Carolina
35,817 shares of
Series B Preferred Stock	Jun. 2012	$150,001	$150,001	1.51%

Kontiki, Inc. [a,b]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	-	0.00%

Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.52%

Kontiki, Inc. [a,b]
Sunnyvale, California
234,522 shares of
Series C Preferred Stock	Jan. 2012	91,464	114,329	1.15%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	45,320	0.46%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	12,062	0.12%

Sailthru, Inc. [a,b]
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,999	312,067	3.14%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	263,125	2.65%

(continued)

See notes to financial statements.

FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2012 (Concluded)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software:

SugarSync, Inc. [a,b]
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	$350,000	$585,338	5.90%

SugarSync, Inc. [a,b]
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	97,701	0.98%

Univa Corporation [a,b]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	469,770	4.73%
Total Software		2,253,473	2,437,447	24.55%

Total Private Company		5,677,755	6,344,990	63.90%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.13% [c]		3,193,117	3,193,117	32.15%

Total Short-Term Investments		3,193,117	3,193,117	32.15%

Total Investments (United States)		8,870,872	9,538, 107	96.05%

Other Assets in Excess of Liabilities			391,947	3.95%

Members' Capital			$9,930,054	100.00%

a Non-income producing.

b Portfolio holdings are subject to substantial restrictions as to resale.

c The rate shown is the annualized 7-day yield as of August 31, 2012.

The cost and fair value of restricted private company investments are $5,677,755 and $6,344,990, respectively.

See notes to financial statements.

SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

August 31, 2012

Assets
Investments in private companies, at fair value (cost $5,677,755)	$6,344,990
Short-term investments, at fair value (cost $3,193,117)	3,193,117
Receivable for investment sold	494,823
Interest receivable	406
Total assets	10,033,336
Liabilities and members’ capital
Management fee payable	44,315
Professional fees payable	48,670
Accounting and administration fees payable	6,667
Custodian fees payable	884
Other expenses payable	2,746
Total liabilities	103,282

Members’ capital	9,930,054
Total liabilities and members’ capital	$10,033,336

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(1,252,093)
Accumulated net unrealized appreciation on investments	667,235
Members’ capital	$9,930,054

Net asset value per unit	$86.59
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the year ended August 31, 2012

Investment income
Interest	$14,807
Total investment income	14,807
Operating expenses
Management fee	204,231
Professional fees	55,151
Accounting and administration fees	40,000
Managers’ fees	27,917
Custodian fees	11,500
Insurance fees	2,327
Other expenses	9,750
Total operating expenses, before management fee waiver	350,876

Management fee waived	17,061
Net investment loss	(319,008)

Net change in unrealized appreciation on investments in private companies
Net change in unrealized appreciation on investments in private companies	323,654
Net change in unrealized appreciation on investments in private companies	323,654

Net increase in members’ capital resulting from operations	$4,646

See notes to financial statements.

EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the years ended August 31, 2011 and August 31, 2012

Members’ Capital
Members’ capital, at August 31, 2010	$10,081,093
Net investment loss	(381,382)
Net change in unrealized appreciation on investments in private companies	225,697
Members’ capital, at August 31, 2011	9,925,408
Net investment loss	(319,008)
Net change in unrealized appreciation on investments in private companies	323,654
Members’ capital, at August 31, 2012	$9,930,054

See notes to financial statements.

NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended August 31, 2012

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$4,646
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Net purchases of investments	(2,141,764)
Net proceeds from sale of investment	494,823
Net proceeds on sale of short-term investments	2,457,452
Net change in unrealized appreciation on investments in private companies	(323,654)
Increase in receivable for investment sold	(494,823)
Decrease in interest receivable	89
Decrease in management fee payable	(1,724)
Increase in professional fees payable	7,660
Decrease in accounting and administration fees payable	(3,333)
Decrease in custodian fees payable	(1,816)
Increase in other expenses payable	2,444
Net cash from operating activities	-

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

See notes to financial statements.

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts. At August 31, 2012, the Fund held no cash balances in deposit accounts.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

c.	Valuation of Portfolio Investments

All portfolio investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund's valuation procedures have been adopted by the Fund's Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund's third-party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

c.   Valuation of Portfolio Investments (Continued)

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Private Company[1]
Bridge Financing Notes	$-	$-	$1,001,166	$1,001,166
Convertible Promissory Note	-	-	317,748	317,748
Preferred Stock	-	-	4,980,756	4,980,756
Common Stock	-	-	45,320	45,320
Total Private Company	-	-	6,344,990	6,344,990
Short-Term Investments	3,193,117	-	-	3,193,117
Total	$3,193,117	$-	$6,344,990	$9,538,107

 1 All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. There were no transfers among Levels 1, 2 and 3 during the year ended August 31, 2012. Should a transfer between Levels occur, the Fund would recognize the transfer at the beginning of the reporting period following the actual date of the event or change in circumstance that caused the transfer.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

c.   Valuation of Portfolio Investments (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge Financing Notes	Convertible Promissory Note	Preferred Stock	Common Stock	Total
Balance as of September 1, 2011	$284,760	$301,856	$3,743,074	$44,705	$4,374,395
Net Realized Gain (Loss)	-	-	-	-	-
Change in Unrealized
Appreciation/(Depreciation)	532,015	15,892	(108,791)	(115,462)	323,654
Gross Purchases	350,231	-	1,791,533	-	2,141,764
Transfer In/(Out)*	(165,840)	-	49,763	116,077	-
Gross Sales	-	-	(494,823)	-	(494,823)
Balance as of August 31, 2012	$1,001,166	$317,748	$4,980,756	$45,320	$6,344,990

*Transfers in or out reflect changes in investment categories and are represented by their balances at the beginning of the period.

Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $323,654.

In May 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). The amendments in ASU 2011-04 generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The provisions of ASU 2011-04 are effective prospectively for interim and annual periods beginning on or after December 15, 2011. Management is currently evaluating the impact ASU 2011-04 will have on the financial statement disclosures.

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

C.	Valuation of Portfolio Investments (Continued)

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of August 31, 2012:

Type of Investment	Fair Value as of August 31, 2012	Valuation Technique	Unobservable Input	Range

Bridge Financing	$1,001,166	Discounted Cash Flows	Discount Rate	35%
Notes

Convertible	317,748	Most Recent Capitalization	Private Financing	N/A
Promissory Note			Discount Rate	0%

Preferred Stock	2,941,185	Market Comparable Companies	Forward Revenue Multiple	1.09x - 5.07x
			Discount Rate	15% - 75%
	2,039,571	Most Recent Capitalization	Private Financing	N/A

Common Stock	45,320	Market Comparable Companies	Forward Revenue Multiple	1.81x
			Discount Rate	15%
	-	Most Recent Capitalization	Private Financing	N/A
	-	Discounted Cash Flows	Discount Rate	35%

Total Investments	$6,344,990

The significant unobservable inputs used in the fair value measurement of the Fund's bridge financing notes and the convertible promissory note are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

d.	Investment Income

Interest income is recorded when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At August 31, 2012, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost. Investments in short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific identified cost basis.

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fess for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of August 31, 2012 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended August 31, 2012, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2009, 2010 and 2011.

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

2.    Significant Accounting Policies (CONTINUED)

i.	Recent Accounting Pronouncement

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities (“ASU 2011-11”). The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

3.	Management Fee AND Related Party Transactions

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the year ended August 31, 2012 was $204,231. For the year ended August 31, 2012, the Adviser waived $17,061 of the management fee.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended August 31, 2012, retainers to the Independent Managers totaled $27,917 and are included in the statement of operations under managers’ fees.

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

4.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended August 31, 2012, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	Investment Transactions

Total purchases of investments in private companies for the year ended August 31, 2012 amounted to $2,141,764. Total sales of investments in private companies for the year ended August 31, 2012 amounted to $494,823. The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of August 31, 2012.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

6.	INdemnificationS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	commitments

As of August 31, 2012, the Fund had an outstanding investment commitment to private companies totaling approximately $100,000.

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

8.	Risk Factors

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The units will not be readily acceptable as collateral for loans and the units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

9.	Financial Highlights

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

NINETEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONTINUED)

9.   Financial Highlights (CONTINUED)

Per Unit Operating Performance:
Net Asset Value, September 1, 2009	$100.00
Income/(loss) from investment operations:
Net investment loss	(4.81)
Net change in unrealized depreciation on investments in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income/(loss) from investment operations:
Net investment loss	(3.36)
Net change in unrealized appreciation on investments in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59

TWENTY

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2012

(CONCLUDED)

9.   FINANCIAL HIGHLIGHTS (CONTINUED)

	For the year ended August 31, 2012	For the year ended August 31, 2011	For the period from September 1, 2009 (commencement of operations) to August 31, 2010
Total return [1]	0.05%	(1.55)%	(12.09)%
Members’ capital, end of period (000’s)	$9,930	$9,925	$10,081
Portfolio turnover	8.00%	0.00%	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(3.15)%	(3.84)%	(13.76)%
After reimbursement of placement agent fees	(3.15)%	(3.84)%	(13.34)%
Total operating expenses [2]:
Before reimbursement of placement agent fees	3.29%	3.94%	13.92%
After reimbursement of placement agent fees	3.29%	3.94%	13.50%

1 Internal rate of return since inception: as of August 31, 2012 was (4.69%); As of August 31, 2011 was (6.97%).

2 Total operating expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively. Total operating expenses before and after waiver of the management fee for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively. There was no management fee waived for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

10.	Subsequent Events

At a Board meeting held on August 31, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to June 30 effective as of the end of the fiscal year ended August 31, 2012.

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no additional subsequent events that required disclosure in or adjustment to the financial statements.

TWENTY-ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of August 31, 2012, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
INTERESTED MANAGER

David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	21
INDEPENDENT MANAGERS

H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	21

Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	21

Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	21

Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	21

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

TWENTY-TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex Overseen by Manager
INDEPENDENT MANAGERS (Continued)

Joseph E. Breslin** November 18, 1953	Manager	Since 2012	Mr. Breslin is currently a private investor. He has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (9 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (9 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	16

Thomas Mann** February 1, 1950	Manager	Since 2012	Mr. Mann has been the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products since 2003. He is also a Director of Virtus Global Multi-Sector Income Fund since 2011.	16

** Mr. Breslin and Mr. Mann became Managers effective February 23, 2012.

TWENTY-THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of August 31, 2012, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Prior to becoming Secretary of each fund in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A

Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the Funds in the Fund Complex and the Adviser as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.	N/A

Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras in March 2008 and became Treasurer of the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

TWENTY-FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Annual Renewal of Investment Management Agreement

At a meeting of the Fund’s Board held on May 24, 2012, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the “Investment Management Agreement”) for an additional year.

In advance of the May 24, 2012 meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreement.  The Independent Managers reviewed reports from the Adviser relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement, nor were the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments, access to select top-tier venture capital firms for co-investment opportunities, evaluation of risk exposure and risk controls, experience and training of the Adviser's investment professionals, and day-to-day portfolio management and general investment selection. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the value of each of the Fund's investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

The Board noted that the Fund’s performance during the period ended March 31, 2011 trailed that of both of the comparative funds selected by management, but for the period ended September 30, 2011 the Fund’s performance exceeded that of one of the comparative funds. The Board noted that the Fund’s performance was not unreasonable especially given the difficulty of constructing a truly meaningful peer universe.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

TWENTY-FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY THE ADVISER AND OTHER ADVISERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund.  The Board also noted that the Adviser committed to waive permanently a portion of its contractual advisory fee rate under the Investment Management Agreement as of the end of any quarter at which the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value as of such quarter-end. When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The Board noted that the Adviser waived a portion of its management fee for the fiscal year ended August 31, 2011 and the semi-annual period ended February 29, 2012.

The Board noted that although the Fund is closed to new investors, a Placement Fee described in the current Fund Prospectus, was paid to an affiliate of the Adviser. The Board noted that the Placement Agent entered into an expense reduction agreement pursuant to which it rebated to the Fund 1.00% of all investments made after the initial closing, for which the Placement Agent received a Placement Fee.  In addition, the Board considered that the Placement Agent and/or its affiliates made payments to selected affiliated or unaffiliated third parties from time to time in connection with the placement of Fund shares and/or shareholder servicing. The Board noted that these payments were made out of the Placement Agents and/or affiliates’ own assets and did not represent an additional charge to the Fund.

The Board compared the advisory fee, and total expense ratio for the Fund with various closed-end fund of funds, including funds advised by the Adviser. The Board noted that the Fund’s gross advisory fee was higher than the gross advisory fee of all five of the comparative funds. However, the Board discussed how the Fund’s total expense ratio is within the range of the comparative funds, with three comparative funds having a lower total expense ratio and two comparative funds having a higher total expense ratio.

The Board also reviewed an income statement showing the Adviser’s profitability with respect to the services it provides to all of the investment companies advised by the Adviser, including the Fund. The Board did not believe that the Adviser received excessive revenues or profits.

The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees had been proposed. The Board noted that the Fund is closed to new investors and believed that it was unlikely that economies of scale will be achieved. Further, the Board believed that breakpoints are not appropriate considering that the Fund is closed.

PROFITABILITY OF ADVISER AND AFFILIATES

As described above, the Board reviewed an income statement and other financial reports prepared by management for the year to date period ended March 31, 2012. The income statement showed that the Adviser earned a small profit margin with respect to its management of the Fund. Given the services provided to the Fund, the Board determined that the Adviser did not earn excessive profits.

FALL-OUT BENEFITS

The Board considered the Placement Fees earned by affiliates of the Adviser.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Investment Management Agreement for an additional one year term.

TWENTY-SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•    Social Security number

•    account balances

•    account transactions

•    transaction history

•    wire transfer instructions

•    checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Fumds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

TWENTY-SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited) (Continued)

For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 919.846.2324 or go to www.hatterasfunds.com

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Hatteras Funds collect my personal information?

We collect your personal information, for example, when you

▪ open an account

▪ provide account information

▪ give us your contact information

▪ make a wire transfer

▪ tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

TWENTY-EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited) (Concluded)

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.

List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

TWENTY-NINE

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Daniel K. Wilson, Joseph Breslin, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

----------

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $36,161 for 2011 and $47,500 for 2012.

Audit-Related Fees

------------------

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2012.

Tax Fees

--------

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2011 and $0 for 2012.

All Other Fees

--------------

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of November xx, 2012:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception	Mr. Perkins is the Chief Executive Officer of Hatteras and founded Hatteras and its affiliated entities in 2003. Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.	Strategic Recommendations & Portfolio Oversight
Robert L. Worthington	President of the Investment Manager	Since January 14, 2010	Mr. Worthington became the President of the Investment Manager in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.	Portfolio Management
J. Michael Fields	Chief Operating Officer of the Investment Manager	Since June 1, 2012	Mr. Fields is the Chief Operating Officer of Hatteras and its affiliates and has been employed by Hatteras since its inception in 2003.	Portfolio Management
Frank A. Burke	Associate, Portfolio Management	Since June 1, 2012

Mr. Burke joined the Investment Manager in June 2011 and is currently an Associate in the Portfolio Management Group.  Prior to joining Hatteras Funds, Mr. Burke served as a financial planner from 2008-2011.  Prior to that, he was employed at GenSpring Family Offices from 2007-2008 and was an Associate with Calibre Investment Consulting (now known as Abbott Downing) from 2003-2007.

Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts other than the Fund for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of August 31, 2012:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

David B. Perkins	Registered Investment Companies	7	$1,361,383,711	7	$1,361,383,711
	Other Pooled Investment Vehicles	4	$51,582,796	3	$29,769,783
	Other Accounts	0	$0	0	$0

Robert L. Worthington	Registered Investment Companies	2	$18,042,704	2	$18,042,704
	Other Pooled Investment Vehicles	2	$25,813,013	1	$4,000,000
	Other Accounts	0	$0	0	$0

J. Michael Fields	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$21,813,013	0	$0
	Other Accounts	0	$0	0	$0

Frank A. Burke	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$21,813,013	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

Messrs. Perkins, Worthington, Fields and Burke are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of August 31, 2012:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

David B. Perkins	$0
Robert L. Worthington	$0
J. Michael Fields	$0
Frank A. Burke	$0

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC
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(Signature and Title)*

By	/s/ David B. Perkins
-------------------------------------------------------
David B. Perkins, President
(principal executive officer)

Date	November 8, 2012
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Signature and Title)*

By	/s/ David B. Perkins
-------------------------------------------------------
David B. Perkins, President
(principal executive officer)

Date	November 8, 2012
-------------------------------------------------------

(Signature and Title)*

By	/s/ R. Lance Baker
-------------------------------------------------------
R. Lance Baker, Treasurer
(principal financial officer)

Date	November 8, 2012
-------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.